UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21338

AGIC Convertible & Income Fund II

(Registrant Name)

1633 Broadway, New York, NY	10019

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 29, 2012

Date of Reporting Period:	May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—45.8%
	Advertising—1.0%
$7,835	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$8,187,575

	Aerospace & Defense—0.1%
620	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	688,200

	Airlines—0.6%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	5,153,750

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	736,875

	Chemicals—0.8%
6,330	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	6,852,225

	Commercial Services—3.5%
5,000	ACE Cash Express, Inc., 11.00%, 2/1/19 (a)(b)	B3/B	5,100,000
1,485	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB-	1,629,787
8,255	Cenveo Corp., 10.50%, 8/15/16 (a)(b)	Caa1/CCC+	8,358,188
4,295	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	4,574,175
7,625	National Money Mart Co., 10.375%, 12/15/16	B2/B+	8,549,531

			28,211,681

	Construction & Engineering—1.1%
8,380	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,589,500

	Consumer Finance—0.4%
3,075	Springleaf Finance Corp., 6.90%, 12/15/17	B3/B	2,936,625

	Distribution/Wholesale—0.7%
5,580	KAR Auction Services, Inc., 8.75%, 5/1/14	B3/B	5,768,325

	Diversified Consumer Services—0.1%
1,000	Cambium Learning Group, Inc., 9.75%, 2/15/17 (a)(b)	B2/B	1,010,000

	Diversified Financial Services—0.4%
3,005	International Lease Finance Corp., 6.375%, 3/25/13	B1/BBB-	3,170,275

	Diversified Telecommunications—0.9%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/CCC+	7,473,850

	Electric—1.5%
6,780	Edison Mission Energy, 7.00%, 5/15/17	B3/B-	5,644,350
7,800	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (a)(b)	Caa3/CC	6,825,000

			12,469,350

	Electronic Equipment, Instruments & Components—0.9%
6,315	Kemet Corp., 10.50%, 5/1/18	B1/B+	7,151,738

	Energy Equipment & Services—1.1%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	8,715,444

	Food & Staples Retailing—0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	6,611,425

	Health Care Providers & Services—1.3%
5,685	HCA, Inc., 9.25%, 11/15/16	B2/BB-	6,097,162
4,090	Rotech Healthcare, Inc., 10.50%, 3/15/18 (a)(b)	B3/B	4,120,675

			10,217,837

	Healthcare-Services—0.5%
4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	4,385,106

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Home Builders—1.6%
	K Hovnanian Enterprises, Inc.,
$5,575	7.50%, 5/15/16	Caa2/CCC-	$3,707,375
9,140	10.625%, 10/15/16	B1/CCC+	9,231,400

			12,938,775

	Hotels, Restaurants & Leisure—1.6%
4,730	DineEquity, Inc., 9.50%, 10/30/18 (a)(b)	B3/CCC+	5,203,000
6,395	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	7,386,225

			12,589,225

	Household Durables—0.6%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19 (a)(b)	Caa2/CCC	3,733,800
1,390	Jarden Corp., 7.50%, 5/1/17	B2/B	1,487,300

			5,221,100

	Internet Software & Services—0.8%
6,540	Earthlink, Inc., 8.875%, 5/15/19 (a)(b)	B2/B-	6,204,825

	IT Services—0.9%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,163,650
	Unisys Corp., (a)(b)
2,705	12.75%, 10/15/14	Ba1/BB+	3,208,806
1,931	14.25%, 9/15/15	Ba2/BB+	2,309,959

			7,682,415

	Leisure Time—2.1%
	NCL Corp. Ltd.,
810	9.50%, 11/15/18 (a)(b)	Caa1/B+	874,800
7,570	11.75%, 11/15/16	B2/BB	8,885,287
8,145	Travelport LLC, 11.875%, 9/1/16	Caa2/CCC	7,126,875

			16,886,962

	Lodging—1.2%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	Caa3/CCC	9,845,019

	Media—1.5%
4,525	McClatchy Co., 11.50%, 2/15/17	B1/B	4,977,500
5,100	Media General, Inc., 11.75%, 2/15/17	B2/B-	5,163,750
2,045	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B2/BB-	2,295,512

			12,436,762

	Miscellaneous Manufacturing—0.9%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	7,367,825

	Oil & Gas—2.2%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (a)(b)	Caa1/B	7,560,000
5,220	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	Caa2/B-	5,011,200
5,290	United Refining Co., 10.50%, 2/28/18 (a)(b)	B3/B	5,422,250

			17,993,450

	Oil & Gas Services—0.1%
500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	512,500

	Oil, Gas & Consumable Fuels—1.9%
6,970	OPTI Canada, Inc., 8.25%, 12/15/14	Ca/CCC	3,502,425
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B	6,921,875
4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	5,379,900

			15,804,200

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Paper & Forest Products—0.2%
$1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	$1,593,881

	Real Estate—0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba2/B+	2,073,750

	Retail—1.1%
7,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa1/B-	7,576,988
885	Sally Holdings LLC, 10.50%, 11/15/16	B3/B+	964,650

			8,541,638

	Semiconductors & Semiconductor Equipment—2.3%
2,705	Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	2,874,063
5,070	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB	5,342,512
	Freescale Semiconductor, Inc., (a)(b)
4,305	10.125%, 3/15/18	B1/B-	4,923,844
5,015	10.75%, 8/1/20	Caa2/CCC+	5,792,325

			18,932,744

	Software—1.2%
9,055	First Data Corp., 9.875%, 9/24/15	Caa1/B-	9,394,562

	Telecommunications—5.4%
6,500	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	6,727,500
4,755	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	B3/B	5,016,525
3,835	ITC Deltacom, Inc., 10.50%, 4/1/16	B1/B-	4,256,850
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB-	6,198,963
3,860	NII Capital Corp., 8.875%, 12/15/19	B2/B+	4,294,250
8,370	West Corp., 11.00%, 10/15/16	Caa1/B-	9,029,138
7,325	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B-	7,819,437

			43,342,663

	Textiles Apparel & Luxury Goods—0.6%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	5,192,575

	Trading Companies & Distributors—0.3%
2,145	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,429,213

	Transportation—2.5%
7,175	Quality Distribution LLC, 9.875%, 11/1/18 (a)(b)	Caa1/B-	7,569,625
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18 (a)(b)	Caa1/B-	7,347,850
5,750	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	Caa1/CCC+	5,620,625

			20,538,100

	Wireless Telecommunication Services—0.7%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	5,374,300

	Total Corporate Bonds & Notes (cost-$351,164,551)		371,226,265

Shares
(000s)

CONVERTIBLE PREFERRED STOCK—32.0%
	Airlines—0.8%
154	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	5,962,348

	Auto Components—1.1%
156	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	9,146,866

	Automobiles—1.1%
182	General Motors Co., 4.75%, 12/1/13	NR/NR	9,093,651

	Capital Markets—2.8%
126	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	6,135,249
	The Goldman Sachs Group, Inc., (c)
127	6.00%, 3/2/12 (Wellpoint, Inc.)	A1/A	9,214,919
359	7.00%, 8/1/11 (Weatherford Corp.)	A1/A	7,182,163

			22,532,331

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Commercial Banks—2.0%
54	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	Ba1/BB	$7,714,287
8	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	Baa3/A-	8,397,900

			16,112,187

	Commercial Services & Supplies—0.5%
94	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	4,321,019

	Diversified Financial Services—5.5%
8	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	Ba3/BB+	8,431,500
50	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	5,990,657
	Credit Suisse Securities USA LLC, (c)
153	7.00%, 7/27/11 (Target Corp.)	Aa2/A	7,535,898
270	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	7,137,450
	JP Morgan Chase & Co., (c)
112	7.00%, 7/25/11 (McDonald’s Corp.)	Aa3/A+	8,690,197
383	7.00%, 8/16/11 (Cisco Systems)	Aa3/A+	7,050,035

			44,835,737

	Electric Utilities—2.0%
	NextEra Energy, Inc.,
25	7.00%, 9/1/13	NR/NR	1,272,500
137	8.375%, 6/1/12	NR/NR	7,111,884
126	PPL Corp., 9.50%, 7/1/13	NR/NR	7,294,654

			15,679,038

	Food Products—2.0%
188	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/NR	7,686,406
77	Bunge Ltd., 4.875%, 12/1/11 (d)	Ba1/BB	8,137,215

			15,823,621

	Health Care Providers & Services—1.0%
6	Healthsouth Corp., 6.50%, 7/20/11, Ser. A (d)	NR/CCC+	7,665,724

	Household Durables—2.3%
201	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	9,439,950
74	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	8,951,343

			18,391,293

	Insurance—2.4%
781	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	1,334,740
49	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	3,440,578
93	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	7,680,451
221	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	7,049,679

			19,505,448

	IT Services—0.5%
49	Unisys Corp., 6.25%, 3/1/14	NR/NR	4,079,543

	Multi-Utilities—1.1%
187	AES Trust III, 6.75%, 10/15/29	B3/B	9,169,424

	Oil, Gas & Consumable Fuels—2.4%
112	Apache Corp., 6.00%, 8/1/13	NR/NR	7,418,095
28	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(d)	NR/NR	2,973,900
93	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	NR/B+	9,335,000

			19,726,995

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Professional Services—1.0%
130	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	$8,280,054

	Real Estate Investment Trust—2.5%
335	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	NR/NR	9,016,880
330	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	Caa3/CCC-	8,919,520
45	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	Baa3/BB	2,438,609

			20,375,009

	Road & Rail—1.0%
595	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	NR/NR	8,063,376

	Total Convertible Preferred Stock (cost-$234,387,964)		258,763,664

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES—20.8%
	Building Products—0.2%
$1,960	Griffon Corp., 4.00%, 1/15/17 (a)(b)	NR/NR	1,991,850

	Capital Markets—1.0%
7,865	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	NR/BBB	8,258,250

	Diversified Telecommunication Services—0.5%
3,305	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	4,213,875

	Electrical Equipment—1.8%
7,035	EnerSys, 3.375%, 6/1/38 (e)	B1/BB	8,090,250
7,055	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	6,808,075

			14,898,325

	Electronic Equipment, Instruments & Components—0.9%
5,620	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	6,870,450

	Hotels, Restaurants & Leisure—1.0%
6,935	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	8,087,944

	Internet Software & Services—0.8%
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	6,528,450

	IT Services—0.8%
5,130	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	6,579,225

	Machinery—1.1%
5,795	AGCO Corp., 1.25%, 12/15/36	NR/BB+	8,026,075
565	Greenbrier Cos, Inc., 3.50%, 4/1/18 (a)(b)	NR/NR	581,950

			8,608,025

	Media—2.7%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB+	6,726,600
	Liberty Media LLC,
6,420	3.125%, 3/30/23	B1/BB-	7,776,225
12,895	3.50%, 1/15/31	B1/BB-	7,301,794

			21,804,619

	Metals & Mining—0.6%
3,785	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	4,650,819

	Oil, Gas & Consumable Fuels—1.6%
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	8,001,125
2,915	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	5,214,206

			13,215,331

AGIC Convertible & Income Fund II Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Pharmaceuticals—0.8%
$5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB	$6,182,475

	Real Estate Investment Trust—2.2%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	5,488,437
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	6,302,000
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	6,095,325

			17,885,762

	Semiconductors & Semiconductor Equipment—3.2%
11,635	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	12,085,856
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/BB	5,837,813
7,550	SunPower Corp., 4.75%, 4/15/14	NR/NR	8,238,937

			26,162,606

	Software—0.9%
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	7,042,263

	Thrifts & Mortgage Finance—0.7%
5,635	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	5,860,400

	Total Convertible Bonds & Notes (cost-$131,536,167)		168,840,669

YANKEE BOND—0.3%
	Marine—0.3%
2,790	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,139,464)	NR/NR	2,500,538

SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
8,523	Citibank-London, 0.03%, 6/1/11 (cost-$8,523,186)		8,523,186

	Total Investments (cost-$728,751,332)(f)—100.0%		$809,854,322

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $142,147,371, representing 17.6% of total investments.
(b)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(d)	Perpetual maturity. Maturity date shown is the first call date.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)

At May 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $729,434,324. Gross unrealized appreciation was $93,968,326, gross unrealized depreciation was $13,548,328 and net unrealized appreciation was $80,419,998. The difference between book and tax cost basis was primarily attributable to wash sales.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust WR — Withdrawn Rating

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes— Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes— Corporate bonds and notes are generally comprised of two main categories: consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	5/31/11

Investments in Securities - Assets
Corporate Bonds & Notes	–	$371,226,265	–	$371,226,265
Convertible Preferred Stock:
Airlines	–	5,962,348	–	5,962,348
Capital Markets	–	22,532,331	–	22,532,331
Commercial Banks	$8,397,900	7,714,287	–	16,112,187
Commercial Services & Supplies	–	4,321,019	–	4,321,019
Diversified Financial Services	14,422,157	30,413,580	–	44,835,737
Household Durables	8,951,343	9,439,950	–	18,391,293
Oil, Gas & Consumable Fuels	7,418,095	12,308,900	–	19,726,995
Professional Services	–	8,280,054	–	8,280,054
Road/Rail	–	8,063,376	–	8,063,376
All Other	110,538,324	–	–	110,538,324
Convertible Bonds & Notes	–	168,840,669	–	168,840,669
Yankee Bond	–	2,500,538	–	2,500,538
Short-Term Investment	–	8,523,186	–	8,523,186

Total Investments in Securities - Assets	$149,727,819	$660,126,503	$–	$809,854,322

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net Realized	in Unrealized	Transfers	Transfers	Ending
	Balance	Net	Net	Discounts/	Gains/	Appreciation/	into	out of	Balance
	2/28/11	Purchases	Sales	(Premiums)	(Losses)	Depreciation	Level 3	Level 3	5/31/11

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,314,523	–	$(1,859,119)	–	$(1,167,161)	$711,757	–	–	–
Convertible Preferred Stock:
Capital Markets	4,252,590	–	(7,521,464)	–	(30,250,744)	33,519,618	–	–	–

Total Investments	$6,567,113	–	$(9,380,583)	–	$(31,417,905)	$34,231,375	–	–	–

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2011